Note 9 - Income Tax Provision	3 Months Ended
Jan. 31, 2022
Statement Line Items [Line Items]
Disclosure of income tax [text block]

9.         Income tax provision:

Income tax provision for the three months ended January 31, 2022 was $2.1 million ( January 31, 2021 - $2.0 million). The Bank’s combined statutory federal and provincial income tax rate is approximately 27% (2021 – 27%). The effective rate is affected by certain items not being taxable or deductible for income tax purposes.